Note 12 - Income Taxes	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of income tax [text block]
12.	INCOME TAXES

The actual income tax provisions differ from the expected amounts calculated by applying the Canadian combined federal and provincial corporate income tax rates to the Company’s loss before income taxes. The components of these differences are as follows:

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022

Income (loss) before taxes for the year	$(4,472,170)	$956,578	$(4,150,992)
Canadian federal and provincial income tax rates	27%	27%	27%

Expected income tax recovery based on above rates	(1,207,000)	258,000	(1,120,749)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	2,000	-
Permanent difference	204,000	(29,000)	699,278
Impact of flow through share	124,000	449,000	-
Share issue cost	(129,000)	(27,000)	-
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	94,000	(108,000)	-
Change in unrecognized deductible temporary differences	1,105,000	(545,000)	421,471
Deferred income tax recovery	$-	$-	$-

The Canadian income tax rate declined/increased during the year due to changes in the law that reduced/increased corporate income tax rates in Canada/British Columbia.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022

Deferred Tax Assets (liabilities)
Exploration and evaluation assets	$(990,000)	$(1,381,000)	$(209,151)
Non-capital losses	990,000	1,381,000	209,151
	$-	$-	$-

The significant components of the Company’s temporary differences and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	Year Ended March 31, 2024	Expiry Date Range Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022

Temporary Differences
Share issue costs	$489,000	2045 to 2048	$83,000	$5,000
Marketable securities	-	No expiry date	2,000	2,000
Lease liability	-	No expiry date	3,000	8,000
Allowable capital losses	3,000	No expiry date	-	-
Net operating losses available for future period	190,434	No expiry date	-	-
Non-capital losses available for future period	11,847,523	2030 to 2044	8,311,000	10,391,000

Tax attributes are subject to review, and potential adjustment, by tax authorities.